Net Income (Loss) Per Ordinary Share (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Numerator:
Net loss from continuing operations	$ (27,667)	$ (26,534)	$ (19,635)
Numerator for basic and diluted net loss per common share net loss attributable to common stockholders	$ (27,667)	$ (37,864)	$ (33,965)
Denominator:
Denominator for basic and dilutive net loss per common share- adjusted weighted-average share (in Shares)	97,820,782	33,031,205	10,448,218
Basic and dilutive net loss per common share (in Dollars per share)	$ (0.28)	$ (1.15)	$ (3.25)
Dividend on Series E Redeemable Preferred [Member]
Numerator:
Redeemable Preferred Stock Dividends		$ (2,710)	$ (3,428)
Dividend on Series D Redeemable Preferred [Member]
Numerator:
Redeemable Preferred Stock Dividends		(4,023)	(5,090)
Dividend on Series C Redeemable Preferred [Member]
Numerator:
Redeemable Preferred Stock Dividends		(1,426)	(1,805)
Dividend on Series B-2 Redeemable Preferred [Member]
Numerator:
Redeemable Preferred Stock Dividends		(985)	(1,245)
Dividend on Series B-1 Redeemable Preferred [Member]
Numerator:
Redeemable Preferred Stock Dividends		(394)	(498)
Dividend on Series A Redeemable Preferred [Member]
Numerator:
Redeemable Preferred Stock Dividends		$ (1,792)	$ (2,264)

[1]	Pursuant to the Merger Agreement Closing, all the Company’s Preferred Shares were converted on a one-to-one basis into Company’s Ordinary Shares; The Company’s Articles of Association that was in effect prior the Merger Agreement Closing, stated that the Preferred Shares were entitled to dividend preference, according to which, upon declaration of dividend by the Company’s Board of Directors, such Preferred Shares shall be entitled to cumulative dividends as of their applicable issuance at an annual rate of 7% of the applicable Original Issue Price (compounded annually). Dividend on Redeemable Preferred Shares referred to the period that started on January 1, 2021 and ended on September 29, 2021 (Recapitalization Closing Date, refer to note 1(c)).